Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

(6) Premises and Equipment

Premises and equipment are comprised of the following as of December 31:

	2015	2014

Land	$9,696,723	$8,270,678
Building	23,927,467	23,894,943
Furniture, Fixtures and Equipment	12,154,375	12,243,988
Leasehold Improvements	993,618	990,626
Construction in Progress	1,170,050	14,090

	47,942,233	45,414,325
Accumulated Depreciation	(21,488,703)	(20,453,880)

	$26,453,530	$24,960,445

Depreciation charged to operations totaled $1,657,229 in 2015, $1,595,253 in 2014 and $1,527,392 in 2013.

Certain Company facilities and equipment are leased under various operating leases. Rental expense approximated $560,000 for 2015, $613,000 for 2014 and $490,000 for 2013.

Future minimum rental payments as of December 31, 2015 are as follows:

Year Ending December 31	Amount

2016	$91,703
2017	38,500

$130,203